SHORT TERM BANK CREDIT	12 Months Ended
Dec. 31, 2013
SHORT TERM BANK CREDIT [Abstract]
SHORT TERM BANK CREDIT
NOTE 7:-	SHORT TERM BANK CREDIT

In September 2012, the Company received a credit facility from a bank in an amount of $1,500. The facility may be renewed every 6 months based on compliance with certain covenants and according to the bank's decision. In November, 2013 the facility has been extended until April 30, 2014. The facility carries interest rates varying between LIBOR +3.25%-4% for USD denominated advances and Prime + 1-2% for NIS denominated advances, and is secured by a floating charge on all of the Company's assets.

Under this facility the Company used as of December 31, 2013 and December 31, 2012, amount of $724 and $714, respectively, as a short term bank credit and amount of $ 0 and $ 750, respectively, as a short term loan.